                                       OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                        Supplement dated May 7, 2002 to the
                            Statement of Additional Information dated November 28, 2001

The supplement dated March 20, 2002 is withdrawn.

May 7, 2002                                                                                              PX0395.009

                                      OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                        Supplement dated May 7, 2002 to the
                            Statement of Additional Information dated November 28, 2001

The supplement dated March 20, 2002 is withdrawn.

May 7, 2002                                                                                              PX0740.011

                                     OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                                        Supplement dated May 7, 2002 to the
                            Statement of Additional Information dated November 28, 2001

The supplement dated March 20, 2002 is withdrawn.

May 7, 2002                                                                                              PX0795.014